Other Intangible Assets	12 Months Ended
Dec. 31, 2024
Other Intangible Assets
Other Intangible Assets

(7)Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2024 and 2023 are included in Appendix III, which forms an integral part of these notes to the consolidated financial statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The intangible assets acquired from Biotest mainly include the acquired product portfolio. The identifiable intangible assets correspond to the plasma therapies segment and have been recorded at fair value at the date of acquisition of Biotest and classified as an acquired product portfolio.

The intangible assets acquired from Access Biologicals LLC mainly include customer relationships. This asset has been recorded at fair value at the date of acquisition of Access Biologicals LLC and classified as acquired customer relationships.

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straightline basis.

At 31 December 2024, the residual useful life of currently marketed products is 16 years and 5 months (17 years and 5 months at 31 December 2023).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis. In 2023 the currently marketed products reached the end of their useful life.

The estimated useful life of the product portfolio acquired from Biotest is considered limited and has been estimated at 30 years, based on the expected life cycle of the products. The amortization method is linear.

The estimated useful life of the customer relationships acquired from Access Biologicals LLC is considered limited and has been estimated at 14 years, based on the rate of decline of the same. The amortization method is linear.

a)	Internally-developed intangible assets

At 31 December 2024 the Group has recognized Euros 106,902 thousand as self – constructed intangible assets (Euros 50,043 thousand at 31 December 2023) in the consolidated profit and loss account.

b)	Purchase commitments

At 31 December 2024 and 2023, the Group does not have any significant intangible purchase commitments.

c)	Other intangibles in progress

At 31 December 2024, the Group has an amount of Euros 1,471,975 thousand as development costs in progress (Euros 1,366,893 thousand at 31 December 2023). This amount includes an amount of Euros 302,433 thousand as of 31 December 2024 (Euros 284,341 thousand as of 31 December 2023) corresponding to the ongoing research and development projects for products for neurodegenerative disorders, neuromuscular diseases, and ophthalmological diseases acquired from Alkahest. Likewise, this amount also includes an amount of Euros 878,872 thousand as of 31 December 2024 (Euros 861,950 thousand as of 31 December 2023) corresponding to the ongoing research and development projects in plasma therapies acquired from Biotest (Fibrinogen and Trimodulin).

d)	Results on disposal of intangible assets

The total losses on disposals and sale of intangible assets amounts to Euros 144 thousand in 2024 (losses of Euros 283 thousand in 2023).

e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the corresponding cash-generating unit (CGU). These assets have been tested for impairment together with goodwill (see note 6).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value based on the discount of free cash flows adjusted by the probability of success according to the clinical phase of the project.